Total

Prospectus Supplement	August 1, 2016

Putnam Capital Opportunities Fund Prospectuses dated August 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees	service (12b-1) fees	Other expenses	expenses

Class A	0.62%	0.25%	0.31% =	1.18%

Class B	0.62%	1.00%	0.31% =	1.93%

Class C	0.62%	1.00%	0.31% =	1.93%

Class M	0.62%	0.75%	0.31% =	1.68%

Class R	0.62%	0.50%	0.31% =	1.43%

Class R5	0.62%	N/A	0.23%	0.85%

Class R6	0.62%	N/A	0.13%	0.75%

Class Y	0.62%	N/A	0.31% =	0.93%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

________________________________________________________

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$688	$928	$1,187	$1,924

Class B	$696	$906	$1,242	$2,059

Class B (no redemption)	$196	$606	$1,042	$2,059

Class C	$296	$606	$1,042	$2,254

Class C (no redemption)	$196	$606	$1,042	$2,254

Class M	$515	$861	$1,231	$2,267

Class R	$146	$452	$782	$1,713

Class R5	$87	$271	$471	$1,049

Class R6	$77	$240	$417	$930

Class Y	$95	$296	$515	$1,143

302101 8/16

Prospectus Supplement	August 1, 2016

Putnam Growth Opportunities Fund Prospectuses dated November 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees †	service (12b-1) fees	Other expenses	expenses

Class A	0.57%	0.25%	0.33% =	1.15%

Class B	0.57%	1.00%	0.33% =	1.90%

Class C	0.57%	1.00%	0.33% =	1.90%

Class M	0.57%	0.75%	0.33% =	1.65%

Class R	0.57%	0.50%	0.33% =	1.40%

Class R5	0.57%	N/A	0.22%	0.79%

Class R6	0.57%	N/A	0.12%	0.69%

Class Y	0.57%	N/A	0.33% =	0.90%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

________________________________________________________

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$685	$919	$1,172	$1,892

Class B	$693	$897	$1,226	$2,027

Class B (no redemption)	$193	$597	$1,026	$2,027

Class C	$293	$597	$1,026	$2,222

Class C (no redemption)	$193	$597	$1,026	$2,222

Class M	$512	$852	$1,216	$2,236

Class R	$143	$443	$766	$1,680

Class R5	$81	$252	$439	$978

Class R6	$70	$221	$384	$859

Class Y	$92	$287	$498	$1,108

302087 8/16

Prospectus Supplement	August 1, 2016

Putnam International Capital Opportunities Fund
Prospectuses dated December 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees†	service (12b-1) fees	Other expenses =	operating expenses

Class A	0.75%	0.25%	0.33%	1.33%

Class B	0.75%	1.00%	0.33%	2.08%

Class C	0.75%	1.00%	0.33%	2.08%

Class M	0.75%	0.75%	0.33%	1.83%

Class R	0.75%	0.50%	0.33%	1.58%

Class Y	0.75%	N/A	0.33%	1.08%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

________________________________________________________

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$703	$972	$1,262	$2,084

Class B	$711	$952	$1,319	$2,219

Class B (no redemption)	$211	$652	$1,119	$2,219

Class C	$311	$652	$1,119	$2,410

Class C (no redemption)	$211	$652	$1,119	$2,410

Class M	$529	$905	$1,306	$2,423

Class R	$161	$499	$860	$1,878

Class Y	$110	$343	$595	$1,317

302093 8/16

Prospectus Supplement	August 1, 2016

Putnam International Growth Fund

Prospectuses dated January 30, 2016

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees †	service (12b-1) fees	Other expenses =	expenses

Class A	0.91%	0.25%	0.38%	1.54%

Class B	0.91%	1.00%	0.38%	2.29%

Class C	0.91%	1.00%	0.38%	2.29%

Class M	0.91%	0.75%	0.38%	2.04%

Class R	0.91%	0.50%	0.38%	1.79%

Class Y	0.91%	N/A	0.38%	1.29%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

________________________________________________________

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$723	$1,033	$1,366	$2,304

Class B	$732	$1,015	$1,425	$2,438

Class B (no redemption)	$232	$715	$1,225	$2,438

Class C	$332	$715	$1,225	$2,626

Class C (no redemption)	$232	$715	$1,225	$2,626

Class M	$550	$967	$1,410	$2,636

Class R	$182	$563	$970	$2,105

Class Y	$131	$409	$708	$1,556

302086 8/16

Prospectus Supplement	August 1, 2016

Putnam Research Fund Prospectuses dated November 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees	service (12b-1) fees	Other expenses	expenses

Class A	0.55%	0.25%	0.34% =	1.14%

Class B	0.55%	1.00%	0.34% =	1.89%

Class C	0.55%	1.00%	0.34% =	1.89%

Class M	0.55%	0.75%	0.34% =	1.64%

Class R	0.55%	0.50%	0.34% =	1.39%

Class R6	0.55%	N/A	0.15% <	0.70%

Class Y	0.55%	N/A	0.34% =	0.89%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

< Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.

________________________________________________________

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$685	$916	$1,167	$1,881

Class B	$692	$894	$1,221	$2,016

Class B (no redemption)	$192	$594	$1,021	$2,016

Class C	$292	$594	$1,021	$2,212

Class C (no redemption)	$192	$594	$1,021	$2,212

Class M	$511	$849	$1,211	$2,226

Class R	$142	$440	$761	$1,669

Class R6	$72	$224	$390	$871

Class Y	$91	$284	$493	$1,096

302084 8/16

Prospectus Supplement	August 1, 2016

Putnam Small Cap Value Fund Prospectuses dated June 30, 2016

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired	Total annual
	Management	and service	Other	fund fees and	fund operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.62%	0.25%	0.31% =	0.26%	1.44%

Class B	0.62%	1.00%	0.31% =	0.26%	2.19%

Class C	0.62%	1.00%	0.31% =	0.26%	2.19%

Class M	0.62%	0.75%	0.31% =	0.26%	1.94%

Class R	0.62%	0.50%	0.31% =	0.26%	1.69%

Class R5	0.62%	N/A	0.24%	0.26%	1.12%

Class R6	0.62%	N/A	0.14%	0.26%	1.02%

Class Y	0.62%	N/A	0.31% =	0.26%	1.19%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

________________________________________________________

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$713	$1,004	$1,317	$2,200

Class B	$722	$985	$1,375	$2,160

Class B (no redemption)	$222	$685	$1,175	$2,160

Class C	$322	$685	$1,175	$2,524

Class C (no redemption)	$222	$685	$1,175	$2,524

Class M	$540	$938	$1,360	$2,535

Class R	$172	$533	$918	$1,998

Class R5	$114	$356	$617	$1,363

Class R6	$104	$325	$563	$1,248

Class Y	$121	$378	$654	$1,443

302094 8/16